                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Bayard D. Waring
                 -------------------------------
   Address:      c/o Amelia Peabody Foundation
                 -------------------------------
                 One Hollis Street
                 -------------------------------
                 Wellesley, MA 02482
                 -------------------------------

Form 13F File Number: 028-05999
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bayard D. Waring
         -------------------------------
Title:   Trustee
         -------------------------------
Phone:   781-237-6468
         -------------------------------

Signature, Place, and Date of Signing:

  /s/ Bayard D. Waring   Gloucester, Massachusetts   February 14, 2007
  ---------------------  -------------------------   -----------------
      [Signature]             [City, State]               [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            2
                                        --------------------

Form 13F Information Table Entry Total:     101
                                        --------------------

Form 13F Information Table Value Total: $76,433 (in thousands)
                                        ---------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.       Form 13F File Number         Name

    1.        28-05993                     Philip B. Waring
    ------       -----------------         ---------------------------------

    2.        28-05989                     Amelia Peabody Foundation
    ------       -----------------         ---------------------------------

                      FORM 13F INFORMATION TABLE


      COLUMN 1                 COLUMN 2      COLUMN 3 COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7        COLUMN 8
-------------------------   --------------  --------- --------  ---------------------- -----------  ---------  --------------------
                                                       VALUE    SHRS OR    SH/  PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT    PRN  CALL  DISCRETION   MANAGERS    SOLE    SHARED  NONE
------------------------   --------------  ---------  --------  ---------  ---  ----  -----------  --------  --------- ------  ----

ALLIS-CHALMBERS ENERGY
INC                       COM Par $.01NW   019645506      691      30,000   SH           OTHER        1,2       30,000    0      0
AMERICAN INTERNATIONAL
GR                            COMMON       026874107      179       2,500   SH           OTHER        1,2        2,500    0      0
AMERIGAS PARTNERS LP        Unit L P Int   030975106    1,789      55,000   SH           OTHER        1,2       55,000    0      0
AQUA AMERICA                  COMMON       03836W103        6         266   SH           OTHER        1,2          266    0      0
AT&T INC                      COMMON       00206R102    1,966      55,000   SH           OTHER        1,2       55,000    0      0
BAKER HUGHES INC              COMMON       057224107    1,866      25,000   SH           OTHER        1,2       25,000    0      0
BANK OF AMERICA CORP          COMMON       060505104    2,136      40,000   SH           OTHER        1,2       40,000    0      0
BHP BILLITON LTD             SPON ADR      088606108      159       4,000   SH           OTHER        1,2        4,000    0      0
BHP BILLITON LTD             Spon ADR      088606108      795      20,000   SH           OTHER        1,2       20,000    0      0
BOEING COMPANY                COMMON       097023105      888      10,000   SH           OTHER        1,2       10,000    0      0
BOSTON SCIENTIFIC
CORP                          COMMON       101137107       86       5,000   SH           OTHER        1,2        5,000    0      0
BUCKEYE PARTNERS LP       Unit Ltd Partn   118230101      930      20,000   SH           OTHER        1,2       20,000    0      0
BURLINGTON NORTHERN
SANTE FE C                    COMMON       12189T104    1,107      15,000   SH           OTHER        1,2       15,000    0      0
CAMECO CORP                   COMMON       13321L108      809      20,000   SH           OTHER        1,2       20,000    0      0
CATERPILLAR INC               COMMON       149123101      307       5,000   SH           OTHER        1,2        5,000    0      0
CERADYNE INC                  COMMON       156710105    1,413      25,000   SH           OTHER        1,2       25,000    0      0
CHESAPEAKE ENERGY
CORP                          COMMON       165167107      145       5,000   SH           OTHER        1,2        5,000    0      0
CISCO SYSTEMS INC             COMMON       17275R102    1,093      40,000   SH           OTHER        1,2       40,000    0      0
CISCO SYSTEMS INC.            COMMON       17275R102       96       3,500   SH           OTHER        1,2        3,500    0      0
CITIGROUP INC                 COMMON       172967101    1,393      25,000   SH           OTHER        1,2       25,000    0      0
DOMINION RESOURCES         Unit Ben Int    25746Q108        3         125   SH           OTHER        1,2          125    0      0
DOW CHEMICAL COMPANY          COMMON       260543103    1,397      35,000   SH           OTHER        1,2       35,000    0      0
DUKE ENERGY CORP              COMMON       26441C105    2,657      80,000   SH           OTHER        1,2       80,000    0      0
EAGLE BULK SHIPPING
INC                           COMMON       Y2187A101       87       5,000   SH           OTHER        1,2        5,000    0      0
EL PASO CORPORATION           COMMON       28336L109       76       5,000   SH           OTHER        1,2        5,000    0      0
EMERSON ELECTRIC COMPANY      COMMON       291011104      882      20,000   SH           OTHER        1,2       20,000    0      0
ENBRIDGE INC                  COMMON       29250N105      516      15,000   SH           OTHER        1,2       15,000    0      0
ENERGY SELECT SECTOR
SPDR ETF                 SBI Int-Energy    81369Y506      879      15,000   SH           OTHER        1,2       15,000    0      0
ENERPLUS RESOURCES            COMMON       29274D604        7         150   SH           OTHER        1,2          150    0      0


      COLUMN 1                 COLUMN 2      COLUMN 3 COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7        COLUMN 8
-------------------------   --------------  --------- --------  ---------------------- -----------  ---------  --------------------
                                                       VALUE    SHRS OR    SH/  PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT    PRN  CALL  DISCRETION   MANAGERS    SOLE    SHARED  NONE
------------------------   --------------  ---------  --------  ---------  ---  ----  -----------  --------  --------- ------  ----

FORDING CANADIAN COAL         COMMON       345425102        2         100   SH           OTHER        1,2          100    0      0
FOSTER WHEELER LTD            SHS New      G36535139    3,033      55,000   SH           OTHER        1,2       55,000    0      0
FRONTLINE                     COMMON       G3682E127        5         150   SH           OTHER        1,2          150    0      0
GENERAL ELECTRIC COMPANY      COMMON       369604103      372      10,000   SH           OTHER        1,2       10,000    0      0
GENERAL ELECTRIC COMPANY      COMMON       369604103      372      10,000   SH           OTHER        1,2       10,000    0      0
GREAT PLAINS ENERGY           COMMON       391164100    1,113      35,000   SH           OTHER        1,2       35,000    0      0
GREY WOLF                     COMMON       397888108        7       1,000   SH           OTHER        1,2        1,000    0      0
HEADWATERS                    COMMON       42210P102        4         150   SH           OTHER        1,2          150    0      0
HEALTHCARE REALTY TRUST
INC                           COMMON       421946104        8         200   SH           OTHER        1,2          200    0      0
HEALTHCARE REALTY TRUST
INC                           COMMON       421946104    1,186      30,000   SH           OTHER        1,2       30,000    0      0
INDIA FUND INC                COMMON       454089103        5         100   SH           OTHER        1,2          100    0      0
INDIA FUND INC                COMMON       454089103    1,607      35,000   SH           OTHER        1,2       35,000    0      0
ING GROEP NV                 Spon ADR      456837103    1,821      41,219   SH           OTHER        1,2       41,219    0      0
ISHARES                  FTSE Xinhau IDX   464287184        6          50   SH           OTHER        1,2           50    0      0
ISHARES                  GLDMN SCHS SOFT   464287515        4         100   SH           OTHER        1,2          100    0      0
ISHARES                 DJ US Healthcare   464287762       10         150   SH           OTHER        1,2          150    0      0
ISHARES                    MSCI Brazil     464286400      234       5,000   SH           OTHER        1,2        5,000    0      0
ISHARES                   MSCI Singapore   464286673      168      15,000   SH           OTHER        1,2       15,000    0      0
ISHARES                   Transp Ave Idx   464287192    1,636      20,000   SH           OTHER        1,2       20,000    0      0
ISHARES                   MSCI Singapore   464286673      728      65,000   SH           OTHER        1,2       65,000    0      0
ISHARES                   S&P Gbl Hlthcr   464287325      572      10,000   SH           OTHER        1,2       10,000    0      0
JOY GLOBAL INC.               COMMON       481165108      145       3,000   SH           OTHER        1,2        3,000    0      0
JP MORGAN CHASE &
COMPANY                       COMMON       46625H100    2,657      55,000   SH           OTHER        1,2       55,000    0      0
KINDER MORGAN ENERGY
PARTNERS                   Unit Ben Int    494550106        6         125   SH           OTHER        1,2          125    0      0
LAZARD GLOBAL TOTAL
RETURN & I                    COMMON       52106W103    1,355      60,000   SH           OTHER        1,2       60,000    0      0
LAZARD GLOBAL TOTAL
RETURN & I                    COMMON       52106W103        9         400   SH           OTHER        1,2          400    0      0
LAZARD LTD                    SHS A        G54050102    2,840      60,000   SH           OTHER        1,2       60,000    0      0
MEDTRONIC INC                 COMMON       585055106      161       3,000   SH           OTHER        1,2        3,000    0      0
MEMC ELECTRONIC MATERIALS      COM         552715104      979      25,000   SH           OTHER        1,2       25,000    0      0
MICROSOFT CORP                 COM         594918104      597      20,000   SH           OTHER        1,2       20,000    0      0
MOTOROLA INC                  COMMON       620076109      103       5,000   SH           OTHER        1,2        5,000    0      0
NORAM ENERGY-REI           CV 6.000% 3/1   655419AC3    2,068   2,094,350  PRN           OTHER        1,2    2,094,350    0      0
NOVARTIS AG                   Spon ADR     66987V109    2,585      45,000   SH           OTHER        1,2       45,000    0      0
NOVARTIS AG                   Spon ADR     66987V109      172       3,000   SH           OTHER        1,2        3,000    0      0
PENGROWTH ENERGY TRUS       Tr Unit New    706902509      430      25,000   SH           OTHER        1,2       25,000    0      0
PENN WEST ENERGY TRUST        COMMON       707885109        7         240   SH           OTHER        1,2          240    0      0
PERMIAN BASIN ROYALTY
TRUST                       Unit Ben Int   714236106      241      15,000   SH           OTHER        1,2       15,000    0      0


      COLUMN 1                 COLUMN 2      COLUMN 3 COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7        COLUMN 8
-------------------------   --------------  --------- --------  ---------------------- -----------  ---------  --------------------
                                                       VALUE    SHRS OR    SH/  PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT    PRN  CALL  DISCRETION   MANAGERS    SOLE    SHARED  NONE
------------------------   --------------  ---------  --------  ---------  ---  ----  -----------  --------  --------- ------  ----

PFIZER INC                    COMMON       717081103        5         200   SH           OTHER        1,2          200    0      0
PFIZER INC                    COMMON       717081103      259      10,000   SH           OTHER        1,2       10,000    0      0
POWERSHARES ETF TRUST     Dynamic Mkt PT   73935X591        6         300   SH           OTHER        1,2          300    0      0
PRAXAIR INC                   COMMON       74005P104      297       5,000   SH           OTHER        1,2        5,000    0      0
PRECISION DR-W/I            TRUST UNIT     740215108      116       5,000   SH           OTHER        1,2        5,000    0      0
PROCTER & GAMBLE COMPANY      COMMON       742718109    2,571      40,000   SH           OTHER        1,2       40,000    0      0
PROVIDENT ENERGY TRUST       Tr Unit       74386K104      273      25,000   SH           OTHER        1,2       25,000    0      0
QUALCOMM INC.                 COMMON       747525103      113       3,000   SH           OTHER        1,2        3,000    0      0
QUESTAR CORP                  COMMON       748356102    2,492      30,000   SH           OTHER        1,2       30,000    0      0
RAYONEIR INC.                 COMMON       754907103        8         187   SH           OTHER        1,2          187    0      0
SCHLUMBERGER LTD              COMMON       806857108    2,211      35,000   SH           OTHER        1,2       35,000    0      0
SENIOR HOUSING PROPERTIES
TRUS                        Sh Ben Int     81721M109        7         300   SH           OTHER        1,2          300    0      0
SENIOR HOUSING PROPERTIES
TRUS                        Sh Ben Int     81721M109    1,224      50,000   SH           OTHER        1,2       50,000    0      0
SHIP FINANCE INTERNATIONAL
LIM                           COMMON       G81075106        7         307   SH           OTHER        1,2          307    0      0
SHIP FINANCE INTERNATIONAL
 LIM                          COMMON       G81075106      950      40,000   SH           OTHER        1,2       40,000    0      0
SOUTHERN COPPER CORP          COMMON       84265V105    1,078      20,000   SH           OTHER        1,2       20,000    0      0
STREETTRACKS GOLD TRUST       COMMON       863307104      190       3,000   SH           OTHER        1,2        3,000    0      0
STREETTRACKS GOLD TRUST       COMMON       863307104        6         100   SH           OTHER        1,2          100    0      0
SUNCOR ENERGY INC             COMMON       867229106    1,578      20,000   SH           OTHER        1,2       20,000    0      0
TAIWAN SEMICONDUCTOR         Spon ADR      874039100      113      10,299   SH           OTHER        1,2       10,299    0      0
TAIWAN SEMICONDUCTOR         Spon ADR      874039100       73       6,649   SH           OTHER        1,2        6,649    0      0
TAIWAN SEMICONDUCTOR         Spon ADR      874039100        7         617   SH           OTHER        1,2          617    0      0
TECO ENERGY INC               COMMON       872375100        7         400   SH           OTHER        1,2          400    0      0
TECO ENERGY INC               COMMON       872375100      948      55,000   SH           OTHER        1,2       55,000    0      0
TEXAS INSTRUMENTS INC         COMMON       882508104      576      20,000   SH           OTHER        1,2       20,000    0      0
THERMO FISHER SCIENTIFIC
INC.                          COMMON       883556102      226       5,000   SH           OTHER        1,2        5,000    0      0
TRANSCANADA CORP              COMMON       89353D107      350      10,000   SH           OTHER        1,2       10,000    0      0
TRANSCANADA CORP              COMMON       89353D107      874      25,000   SH           OTHER        1,2       25,000    0      0
UBS AG-REGISTERED            SHS New       H89231338    2,715      45,000   SH           OTHER        1,2       45,000    0      0
UNITED TECHNOLOGIES CORP      COMMON       913017109    2,188      35,000   SH           OTHER        1,2       35,000    0      0
UNITEDHEALTH GROUP INC        COMMON       91324P102      188       3,500   SH           OTHER        1,2        3,500    0      0
UNITEDHEALTH GROUP INC        COMMON       91324P102      806      15,000   SH           OTHER        1,2       15,000    0      0
USG CORP.                     COMMON       903293405      164       3,000   SH           OTHER        1,2        3,000    0      0
VALERO ENERGY CORP.           COMMON       91913Y100      153       3,000   SH           OTHER        1,2        3,000    0      0
VERIZON COMMUNICATIONS
INC                           COMMON       92343V104    2,048      55,000   SH           OTHER        1,2       55,000    0      0

                                                      76,433